Secured Notes Payable (Details 1) - Warrant Liability [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Annual dividend yield
Expected life (years)		4 years 15 days
Risk-free interest rate		0.99%
Expected volatility		134.00%
Minimum [Member]
Expected life (years)	1 month 6 days
Risk-free interest rate	0.50%
Expected volatility	98.00%
Maximum [Member]
Expected life (years)	5 years
Risk-free interest rate	0.90%
Expected volatility	107.00%